NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Additional Information (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€) employee shares	Dec. 31, 2021 EUR (€) employee shares	Dec. 31, 2020 EUR (€) employee shares	Dec. 31, 2022 USD ($) shares	Apr. 22, 2022 USD ($)	Dec. 31, 2019 EUR (€)	Jun. 30, 2019 USD ($)
Disclosure of detailed information of operating income loss [line items]
Upfront payment | $											$ 1,000
Other income					€ 30,998,000	€ 4,180,000	€ 3,718,000
Discount on grants					0.05			0.05
Outstanding equity instruments (in shares) | shares					1,804,768			1,804,768
Net foreign exchange gain					€ (2,891,000)
Gain or loss on exchange					510,000	3,570,000	(3,028,000)
Net expense on recognition of OCABSA contract					0	(390,000)	0
Disposal of property, plant and equipment					37,630,000	0	83,000
Property, plant and equipment					393,000	18,960,000	20,862,000			€ 25,631,000
Right of use					2,584,000	6,869,000	8,228,000
Research and development expense					19,907,000	45,100,000	57,580,000
Decrease in research and development expenses					(25,200,000)	(12,500,000)
Restructuring provision					166,000	0	0
Income tax					€ (521,000)	€ (2,000)	€ (3,000)
Number of treasury shares held (in shares) | shares					2,500	2,500	2,500	2,500
Other financial income					€ 4,395,000	€ 4,234,000	€ 225,000
Intangible assets in progress
Disclosure of detailed information of operating income loss [line items]
Impairment loss recognised					600,000	560,000	1,036,000
Cell Therapy Manufacturing Facility
Disclosure of detailed information of operating income loss [line items]
Gains on disposals of property, plant and equipment			€ 24,350,000	$ 26,600	24,300,000
Disposal of property, plant and equipment	€ 40,676,000	$ 44,500
Property, plant and equipment	15,673,000								$ 17,146
Right of use	3,022,000								3,307
Cancellation of lease obligation	5,419,000								5,928
Transaction costs	3,046,000								3,333
Intangible assets and goodwill	€ 4,000								$ 4
Increase (decrease) in property, plant and equipment			1,896,000
Cell Therapy Manufacturing Facility | Other disposals of assets
Disclosure of detailed information of operating income loss [line items]
Disposal of property, plant and equipment | $				$ 44,500
Income from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Other income					€ 194,000	€ 128,000	€ 246,000
Research and development expenses
Disclosure of detailed information of operating income loss [line items]
Average number of employees | employee					93	152	166
Expense of restructuring activities					€ 1,300,000
Decrease in personnel expenses			€ (4,100,000)
Decrease in depreciation					(900,000)
Change in services and subcontracting expenses					(16,400,000)	€ (11,500,000)
Change in consumables					(3,800,000)	(1,800,000)
Personnel expenses					11,459,000	15,593,000	€ 15,629,000
Impairment					1,700,000
Research and development expenses | Princeton Manufacturing
Disclosure of detailed information of operating income loss [line items]
Decrease in depreciation					(2,000,000)
General and administrative expenses
Disclosure of detailed information of operating income loss [line items]
Increase in insurance premium						1,323,000
Decrease in personnel expenses					€ (1,200,000)	€ (399,000)
Average number of employees | employee					26	42	41
Expense of restructuring activities					€ 400,000
Change in services and subcontracting expenses					(1,710,000)	€ 600,000
Personnel expenses					5,013,000	€ 6,174,000	€ 6,573,000
Extinguishment Of Borrowings
Disclosure of detailed information of operating income loss [line items]
Other income					4,895,000
Other financial income					386,000
France
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards					364,200,000
United States
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards					12,200,000			$ 13,000
Tedac project
Disclosure of detailed information of operating income loss [line items]
Other financial income					386,000
TRYbeCA-1 | Research and development expenses
Disclosure of detailed information of operating income loss [line items]
Change in study costs					(14,500,000)
Change in patient cost					(5,300,000)
Change in CRO cost					(5,900,000)
Change in graspa production					(1,500,000)
Change in other clinical vendors					(1,800,000)
TRYbeCA-2 | Research and development expenses
Disclosure of detailed information of operating income loss [line items]
Change in study costs					(900,000)
Change in patient cost					(600,000)
Change in NOPHO cost					(300,000)
Orphan Europe | Income from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Amount of the clinical trial financed by a third party					€ 600,000